Convertible Preferred Shares And Warrant	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares And Warrant
12	CONVERTIBLE PREFERRED SHARES AND WARRANT
In June 2014, the Group issued 22,714,874 Series A redeemable convertible preferred shares (“Series A Preferred Shares”) to certain investors at US$0.24 per share for a total cash consideration of US$5,459.
In August 2015 and August 2016, the Group issued 10,599,927 Series A+ redeemable convertible preferred shares (“Series A+ Preferred Shares”) in aggregate to certain investors at US$1.26 per share for a total consideration of US$13,356. In January 2017, the Group issued additional 130,511 Series A+ Preferred Shares to an existing Series A+ Preferred Share holder at US$1.66 per share for total consideration of US$217.
In January 2017, the Group issued 7,020,059 Series B redeemable convertible preferred shares (“Series B Preferred Shares”) to certain investors at US$3.96 per share for a total consideration of US$27,812. Concurrently the Group issued 4,063,310 Series B Preferred Shares to certain investors upon conversion of the Group’s Series A+ convertible notes (
N
ote 11).
In May 2017 and December 2018, the Group issued 1,685,348 Series B Preferred Shares in aggregate at US$3.96 per share for a total consideration of US$6,677.
In January 2019, the Group issued 10,238,825 Series C redeemable convertible preferred shares (“Series C Preferred Shares”) to certain investors at US$9.39 per share for total consideration of US$96,144. Concurrently, the Group issued 2,033,485 Series C Preferred Shares to certain investors upon conversion of the Group’s Series B convertible notes (
N
ote 11). In October 2019, the Group issued 231,198 Series C Preferred Shares to several investors for a total consideration of US$2,171 at US$9.39 per share. In December 2019, the Group issued 21,299 Series C Preferred Shares to an investor for total consideration of US$200 at US$9.39 per share.
In January 2020, the Group issued 1,064,950 Series C redeemable convertible preferred shares (“Series C Preferred Shares”) to an investor upon the exercise of a Series C Warrant issued in January 2019 along with the issuance of Series C Preferred Shares. As of September 30, 2020, there were no warrants outstanding.
In January 2020, the Group issued 2,129,472 Series C+ redeemable convertible preferred shares (“Series C+ Preferred Shares”) at US$13.62 per share for a total consideration of US$29,000.
The number of issued and outstanding preferred shares and the issuance price per share presented in the financial statements were retrospectively adjusted upon the Company’s 2 for 1 Reverse Share Split. The Series A, Series A+, Series B, Series C and Series C+ Preferred Shares are collectively referred to as the “Preferred Shares”.
Dividends
Each holder of the Preferred Shares (collectively, the “Preferred Shareholders”) will be entitled to receive on a pari-passu basis, non-cumulative
dividends when declared by the Board of Directors prior and in preference to ordinary shareholders. After the dividends to the relating to the Preferred Shares have been paid in full, each ordinary shareholder will be entitled to receive dividends payable in cash out of any remaining funds that are legally available when declared by the Board of Directors. No dividend or other distribution will be made or declared on the Company’s ordinary shares or any future series of preferred shares, unless and until an equivalent dividend is declared or paid on each outstanding Preferred Shares on an as-if
converted basis.
No dividend was declared during the years presented.

Voting
Each Preferred Shareholder is entitled to the number of votes equal to the number of common shares into which such Preferred Shares could be converted at the voting date. Preferred shareholders will vote together with common shareholders, and not as a separate class of series, on all matters put before the shareholders.
Liquidation preference
In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event defined as the liquidation, dissolution, acquisition, change of control or winding-up
of the Company, the assets or surplus funds of the Company available for distribution will be distributed as follows:
The Series C preferred shareholders are entitled to receive an amount equal to 120% of the Series C Issue Price (as adjusted for share splits, share dividends or similar transactions), plus all accrued but unpaid dividends, in preference to any distribution to the holders of the Series A, Series A+ and Series B preferred shares and the common shareholders of the Company.
After the payment to the holders of Series C preferred shares, the Series B preferred shareholders are entitled to receive an amount equal to 150% of the Series B Issue Price (as adjusted for share splits, share dividends or similar transactions), plus all accrued but unpaid dividends, in preference to any distribution to the holders of the Series A, Series A+ preferred shares and the common shareholders of the Company.
After the payment to the holders of Series C and Series B preferred shares, the Series A+ and Series A preferred shareholders are entitled to receive an amount equal to 150% of the Series A+ and Series A Issue Price on pari-passu basis (as adjusted for share splits, share dividends or similar transactions), respectively, plus all accrued but unpaid dividend, in preference to any distribution to the holders of the common shareholders of the Company.
After payment has been made to the Preferred Shareholders in accordance with the above, the remaining assets of the Company available for distribution to shareholders will be distributed to on pari-passu basis among the holders of common shares and holders of Preferred Shares on as converted basis.
Conversion
Each Preferred Shareholder has the right, at the sole discretion of the holder, to convert at any time and from time to time, all or any portion of the Preferred Shares into common shares based on the then-effective conversion price. The initial conversion ratio shall be on a one for one basis, subject to certain anti-dilution adjustments.
All Preferred Shares are converted automatically into ordinary shares at the then effective applicable conversion price in the event of a Qualified IPO.

Redemption
The Series A Preferred Shares are redeemable at the holders’ option at any time beginning on the sixth anniversary of the original Series A issue date at the redemption price equal to 200% of the original issue price plus all accrued but unpaid dividends.
The Series A+ Preferred Shares are redeemable at the holders’ option at any time beginning on the sixth anniversary of the original Series A+ issue date at the redemption price equal to the original issue price (as adjusted for share splits, share dividends or similar transactions) plus 12% annual interest, and all accrued but unpaid dividends. The redemption price of the Series A Preferred Shares was
 modified to be the same as that of Series A+ Preferred Shares upon the issuance of Series A+ Preferred Shares.
The Series B Preferred Shares are redeemable at the holders’ option at any time beginning on the fifth anniversary of the original Series B issue date at the redemption price equal to the original issue price (as adjusted for share splits, share dividends or similar transactions) plus 12% annual interest, and all accrued but unpaid dividends. The redemption date of the Series A and A+ Preferred Shares w as
 modified to be the same as that of Series B Preferred Shares upon the issuance of Series B Preferred Shares.
The Series C Preferred Shares are redeemable at the holders’ option at any time beginning on the third anniversary of the original Series C issue date at the redemption price equal to the original issue price (as adjusted for share splits, share dividends or similar transactions) plus 12% annual interest, and all accrued but unpaid dividends.
Series C Warrant
Concurrent with the Series C financing the Group issued a Series C Warrant to one investors at nil consideration that allowed the holder to purchase
1,064,950 Series C convertible redeemable preferred shares at an
exercise price of US$9.39
per share. On January 22, 2020, the holder of the Series C Warrant fully exercised its Series C Warrant.

Initial measurement and subsequent accounting for Preferred Shares
The Preferred Shares are initially classified as mezzanine equity in the consolidated balance sheets as these Preferred Shares may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Group or upon a deemed liquidation event. All the Preferred Shares are initially measured at fair value. The holders of the Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Group evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”). There were no embedded derivatives that are required to be bifurcated. The conversion option of the Preferred Shares is not bifurcated because the conversion option is clearly and closely related to the host equity instrument. The contingent redemption options of the Preferred Shares are not bifurcated because the underlying ordinary shares are not net settable since the Preferred Shares were neither publicly traded nor readily convertible into cash.
No BCF was recognized for the Preferred Shares as the fair value per ordinary share at the commitment date was less than the respective most favorable conversion price. The Group determined the fair value of common shares with the assistance of an independent third-party appraiser.
The amendment to the redemption price for the Series A Preferred Shares upon the issuance of the Series A+ Preferred Shares and the amendment to the redemption date of the Series A and A+ Preferred Shares upon the issuance of the Series B Preferred Shares are accounted for as modifications as the fair values of Series A and A+ Preferred Shares immediately after the amendments were not significantly different from their respective fair values immediately before the amendment. The incremental fair value of Series A and A+ Preferred Shares as a result of the modifications was immaterial.
The Group elected to recognize the changes in redemption value as they occur and adjust the carrying amount of the Preferred Shares to equal the redemption value at each reporting period. Accretion charges were recorded as an increase to the net loss attributable to ordinary shareholders for the years presented.
The Preferred Shares were converted to ordinary shares immediately upon the completion of the Company’s IPO on June 12, 2020.
The changes in the carrying values of the Preferred Shares and the corresponding accretion in the periods presented are as follows:

Mezzanine equity	Series A	Series A+	Series B	Series C	Series C+	Total
	RMB	RMB	RMB	RMB	RMB	RMB

Balance as of December 31, 2017	48,985	108,764	382,893	—	—	540,642
Issuance of Series B preferred shares	—	—	2,000	—	—	2,000
Accretion of Preferred Shares	4,346	10,772	39,731	—	—	54,849
Repurchase of Preferred Shares	—	(1,373)	—	—	—	(1,373)

Balance as of December 31, 2018	53,331	118,163	424,624	—	—	596,118
Issuance of Series C preferred shares	—	—	—	766,127	—	766,127
Accretion of Preferred Shares	4,518	11,202	42,359	106,932	—	165,011
Repurchase of Preferred Shares	—	(223)	—	—	—	(223)

Balance as of December 31, 2019	57,849	129,142	466,983	873,059	—	1,527,033
Issuance of Series C preferred shares	—	—	—	—	201,118	201,118
Exercise of Series C Warrant	—	—	—	88,593	—	88,593
Accretion of Preferred Shares	2,068	5,074	19,167	28,061	10,318	64,688
Repurchase of Series C preferred shares	—	—	—	(3,727)	—	(3,727)
Conversion to ordinary shares	(59,917)	(134,216)	(486,150)	(985,986)	(211,436)	(1,877,705)

Balance as of December 31, 2020	—	—	—	—	—	—

Balance as of December 31, 2020 (US$)	—	—	—	—	—	—

Repurchase of preferred shares
The Group repurchased 124,985, 15,784, 4,438 Series A+ Preferred Shares, and 55,243 Series C Preferred Shares in December 2018, January 2019, October 2019 and May 2020 at consideration
s
of RMB1,500, RMB1,000, RMB294 and RMB3,500, respectively. The Group accounted for the difference
s
 between the consideration paid and the fair value of the Series A+ Preferred Shares of nil, RMB611, RMB160, respectively, as compensation expenses relating to the employee shareholder of BRT Bio Tech Limited for
the year ended December 31, 2019. The Group accounted for the difference
s
 between the fair value and the carrying value of the Series

A+ repurchased of RMB127, RMB216
 and
 RMB84
,

respectively, as equity transactions in the statements of shareholders’ deficit for the year ended December 31, 2019. The Group accounted for the differences between the fair value and the carrying value of the Series C Preferred Shares repurchased of RMB227 as equity transactions in the statements of shareholders’ equity for the year ended December 31, 2020.
Initial measurement and subsequent accounting for warrant liability
The warrant is a freestanding instrument and recorded as a liability in accordance with ASC480. The warrant is initially recognized at fair value, with subsequent changes in fair value recorded in losses. The Series C Preferred Shares was initially recorded as mezzanine equity equal to the proceeds received of RMB766,127, net of the warrant fair value of RMB19,821 on January 31, 2019. The Company recognized a gain from the decrease in fair value of RMB3,503 (US$537) for the year ended December 31, 2020. The Company recognized a loss from the increase in fair value of RMB2,839 for the year ended December 31, 2019.
The fair value of the warrant is measured using significant unobservable (Level 3) inputs. The Group estimated the fair value of the warrant as of December 31, 2019 using the Black-Scholes option pricing model, based on the remaining contractual term of the warrants, risk-free interest rate and expected volatility of the price of the underlying Preferred Shares. The assumptions used, including the market value of the underlying Series C Preferred Shares and the expected volatility were subjective unobservable inputs. Significant increases (decreases) in the inputs used in the fair value measurement of the Level 3 warrant in isolation would result in a significant lower (higher) fair value measurement.